Investments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Available-for-Sale Securities

At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2014:
Fixed-maturity securities:
U.S. government	$93,692	1,446	61	95,077	—
States and political subdivisions	11,679	305	42	11,942	—
Foreign government	2,517	30	—	2,547	—
Public utilities	36,746	4,625	43	41,328	—
Corporate securities	328,406	30,664	1,740	357,330	—
Mortgage-backed securities	140,682	6,416	181	146,917	—

Total	$613,722	43,486	2,067	655,141	—

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2013:
Fixed-maturity securities:
U.S. government	$57,053	646	471	57,228	—
States and political subdivisions	17,574	114	1,179	16,509	—
Foreign government	2,534	44	155	2,423	—
Public utilities	39,615	4,363	648	43,330	—
Corporate securities	343,790	26,790	6,349	364,231	—
Mortgage-backed securities	154,728	8,390	969	162,149	—

Total	$615,294	40,347	9,771	645,870	—

Net Unrealized Gains on Available-for-Sale Securities

The net unrealized gains on available-for-sale securities consist of the following at December 31:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities	$41,419	30,576	74,495
Adjustments for:
Shadow adjustments	(15,794)	(14,657)	(22,118)
Deferred taxes	(8,969)	(5,572)	(18,332)

Net unrealized gains	$16,656	10,347	34,045

Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2014, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$27,824	28,247
Due after one year through five years	152,066	165,127
Due after five years through ten years	186,466	194,217
Due after ten years	106,684	120,633
Mortgage-backed securities	140,682	146,917

Total available-for-sale fixed-maturity securities	$613,722	655,141

Proceeds from Sale of Fixed-Maturity Securities

Proceeds from sales of available-for-sale investments for the years ended December 31 are presented in the following table:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$22,808	77,960	134,346

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

Unrealized losses on available-for-sale securities and the related fair value as of December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2014:
Fixed-maturity securities:
U.S. government	$6,476	20	2,075	41	8,551	61
States and political subdivisions	—	—	7,461	42	7,461	42
Foreign government	—	—	—	—	—	—
Public utilities	—	—	500	43	500	43
Corporate securities	14,095	850	22,358	890	36,453	1,740
Mortgage-backed securities	4,495	19	6,970	162	11,465	181

Total temporarily impaired available-for-sale securities	$25,066	889	39,364	1,178	64,430	2,067

2013:
Fixed-maturity securities:
U.S. government	$38,474	471	—	—	38,474	471
States and political subdivisions	9,551	459	3,800	720	13,351	1,179
Foreign government	1,837	155	—	—	1,837	155
Public utilities	4,427	563	460	85	4,887	648
Corporate securities	91,430	5,758	4,668	591	96,098	6,349
Mortgage-backed securities	25,846	969	—	—	25,846	969

Total temporarily impaired available-for-sale securities	$171,565	8,375	8,928	1,396	180,493	9,771

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2014	2013
Balance as of January 1	$241	—
Additions for credit impairments recognized on:
Securities not previously impaired	—	—
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	—	241
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(241)	—

Balance as of December 31	$—	241

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment gains for the respective years ended December 31 are summarized as follows:

	2014	2013	2012
Fixed-maturity securities:
Gross gains on sales	$277	2,324	14,894
Gross losses on sales	(206)	(1,286)	(223)
OTTI	—	(241)	(169)
Other	6	32	—

Net realized investment gains	$77	829	14,502

Interest and Similar Income, Net

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2014	2013	2012
Interest and similar income:
Fixed-maturity securities	$29,131	29,904	31,075
Short-term securities	7	13	33
Policy loans	17	21	27
Other	15	33	20

Total	29,170	29,971	31,155
Less:
Investment expenses	320	307	305

Total interest and similar income, net	$28,850	29,664	30,850